INCENTIVE PAYABLES TO MEMBERS (Tables)	12 Months Ended
Dec. 31, 2023
Incentive Payables To Members
SCHEDULE OF INCENTIVE PAYABLES TO MEMBERS
	As of December 31,
	2022	2023
	RMB	RMB

Incentive payables to members	207,331	124,889